TAXATION - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax rate reconciliation
PRC statutory income tax rate	25.00%	25.00%	25.00%
Research and development bonus deduction	(3.30%)	(1.70%)	(2.90%)
Non-deductible selling, general and administrative expenses	1.40%	1.60%	1.90%
Effect of preferential tax rates	(9.10%)	(9.50%)	(9.90%)
Change in valuation allowance	0.10%
Non-taxable income			(0.10%)
Interest and penalties on unrecognized tax benefits	1.30%
Actual income tax rate	15.40%	15.40%	14.00%